Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Schedule of purchase price allocation
The following table summarizes the final amounts of assets acquired and liabilities assumed at the acquisition date for acquisitions in 2021:

	Base $	Mazooma $	Simplex $	Paymentez $	Total $
Assets acquired
Cash	744	5,369	52,832	1,224	60,169
Segregated funds	122,139	18,506	3,632	94	144,371
Trade and other receivables	6,860	809	3,641	323	11,633
Prepaid expenses	42	238	—	—	280
Property and equipment	160	—	428	29	617
Processor deposits	1,385	—	—	—	1,385
Other non-current assets	—	—	—	1,109	1,109
Intangible assets
Trademarks	2,396	—	—	222	2,618
Technologies	8,809	22,076	105,435	10,878	147,198
Partner and merchant relationships	47,232	15,158	55,422	4,420	122,232
Goodwill[1]	32,109	26,710	103,098	9,196	171,113
Deferred tax assets	—	—	24	—	24
	221,876	88,866	324,512	27,495	662,749
Liabilities assumed
Trade and other payables	(7,059)	(290)	(6,104)	(1,287)	(14,740)
Other current liabilities	—	(1,763)	—	—	(1,763)
Due to merchants	(122,139)	(18,506)	(3,632)	(94)	(144,371)
Income taxes payable	—	(5,505)	(4,678)	(156)	(10,339)
Deferred tax liabilities	—	(8,299)	(19,524)	—	(27,823)
Other non-current liabilities	—	—	—	(1,499)	(1,499)
	92,678	54,503	290,574	24,459	462,214
Total consideration
Cash paid	89,674	43,116	290,574	24,459	447,823
Equity issuance	—	11,387	—	—	11,387
Contingent consideration	3,004	—	—	—	3,004
	92,678	54,503	290,574	24,459	462,214
1 Goodwill mainly consists of future growth, assembled workforce and expected synergies, which were not recorded separately since they did not meet the recognition criteria for identifiable intangible assets. Goodwill arising from the Base and Paymentez acquisitions is deductible for income tax purposes.